Consolidated statement of Cash Flows (Parenthetical) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Statement of cash flows [abstract]
Gross proceeds from issuance of stocks	€ 195.3
Payment of stock issuance costs	€ 16.1